PENSION AND OTHER POST RETIREMENT BENEFITS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution amount	¥ 43,888	¥ 40,550	¥ 39,152
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution percentage	10.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution percentage	22.00%